Income Taxes (Details) - Schedule of Provision For Income Taxes - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 01, 2023	Sep. 30, 2022	Oct. 01, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current:
Federal					$ 0	$ 0	$ 0
State					27	3	3
Foreign					0	0	0
Total current					27	3	3
Deferred:
Federal					0	0	0
State					0	0	0
Foreign					0	0	0
Total deferred					0	0	0
Total provision	$ (1)		$ (1)	$ 4	$ 27	$ 3	$ 3